Expense Example - The SPAC and New Issue ETF [Member]	Jun. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	$ 2,572